Critical Accounting Estimates and Judgements (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounting Judgements And Estimates Text Block Abstract
Schedule of fair value of financial liabilities
	December 31, 2022	December 31, 2021

Raw materials	32	116
Finished goods	260	239
Total	292	355